Business And Summary Of Significant Accounting Policies (Useful Lives Of Depreciable Assets) (Details)	12 Months Ended
Dec. 31, 2016
Buildings
Property, Plant and Equipment [Line Items]
Useful life (in years)	30 years
Leased assets and leasehold improvements
Property, Plant and Equipment [Line Items]
Useful life	Amortized over the lesser of the economic life of the asset or the term of the lease
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	10 years
Customer-leased instruments | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	5 years
Customer-leased instruments | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	7 years